Non-controlling Interests (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	$ 19,887,950	$ 12,042,584	$ 15,503,968
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	8,447,312	6,708,433	7,590,887
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	3,718,101	3,815,479	3,775,811
Cerveceria Kunstmann S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	4,995,705	1,893,749	3,111,069
Compania Pisquera de Chile SA [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	3,296,863	1,390,781	1,283,694
Saenz Briones Cia. S.A.I.C. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	(105,325)	52,290	(69,465)
Distribuidora Del Paraguay SA [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	(533,381)	38,665	324,839
Bebidas del Paraguay S.A. y Distribuidora del Paraguay S.A.
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	1,251,770	(1,062,629)	221,498
Bebidas Bolivianas BBO S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	(1,380,829)	(727,028)	(568,189)
Other subsidiaries [Member]
Disclosure of Non-controlling interests [Line Items]
Profit (loss), attributable to non-controlling interests	$ 197,734	$ (67,156)	$ (166,176)